Business Combinations - Additional Information (Details) $ / shares in Units, $ in Thousands								12 Months Ended
	Dec. 12, 2021 USD ($) shares	Dec. 09, 2021 USD ($) installment	Nov. 19, 2021 USD ($) installment	Nov. 12, 2021 USD ($) Vote installment $ / shares shares	Jun. 28, 2021 USD ($) $ / shares shares	May 01, 2021 USD ($)	Feb. 12, 2021 USD ($) installment	Dec. 31, 2021 USD ($) Vote item $ / shares shares	Dec. 31, 2020 USD ($) shares
Business Acquisition [Line Items]
Number of businesses acquired | item								5
Number of asset acquisition | item								1
Sale of stock, price per share (in usd per share) | $ / shares					$ 10.00
Consideration received on transaction					$ 275,000
Reverse recapitalization, net				$ 762,052
Reverse recapitalization, equity consideration, value				$ 595,468
Reverse recapitalization, equity consideration (in shares) | shares				51,300,000
Reverse recapitalization, equity consideration (in dollars per share) | $ / shares				$ 10.00
Cash acquired through reverse recapitalization				$ 166,584
Proceeds from recapitalization transaction, exclusive of transaction costs								$ 333,946	$ 0
Payments As A Result Of Recapitalization Transaction								$ 167,510	$ 0
Reverse recapitalization expenses	$ 39,914
Accrued reverse recapitalization costs	$ 6,769
Number of common stock, vote per share | Vote				1				1
Recapitalization exchange ratio				591
Adjustments to additional paid in capital, reverse recapitalization				$ 142,557
Preferred stock, shares authorized (in shares) | shares								10,000,000
Preferred stock, par value (in usd per share) | $ / shares								$ 0.0001
Preferred stock, liquidation preference per share (in dollars per share) | $ / shares								$ 0.0001
Preferred stock, shares issued (in shares) | shares								163,510	0
Preferred stock, shares outstanding (in shares) | shares								163,510	0
Pro forma combined revenue								$ 3,023	$ 202,316
Net loss								1,454	(12,195)
Acquisition and integration expenses paid								476
Common stock
Business Acquisition [Line Items]
Sale of stock issued (in shares) | shares					17,500,000
Preferred stock
Business Acquisition [Line Items]
Sale of stock issued (in shares) | shares					100,000
Public Warrants
Business Acquisition [Line Items]
Number of securities called by each warrant (in shares) | shares	1
Derivative Warrant Liability
Business Acquisition [Line Items]
Class of warrant forfeited (in warrants) | shares				555,791
Legacy TOI Earnout Shares
Business Acquisition [Line Items]
Contingent consideration, liability (in shares) | shares				12,500,000
Oncology Association PA
Business Acquisition [Line Items]
Fair value of total consideration transferred						$ 500
Weighted average useful life						10 years
Raiker Acquisition
Business Acquisition [Line Items]
Total consideration transferred							$ 1,710
Cash							892
Deferred consideration							$ 818
Number of installments | installment							2
Tax deductible goodwill								1,453
Grant Acquisition
Business Acquisition [Line Items]
Total consideration transferred				$ 1,049
Cash				849
Deferred consideration				$ 200
Number of installments | installment				2
Tax deductible goodwill								550
Weighted average useful life				10 years
Orr Acquisition
Business Acquisition [Line Items]
Total consideration transferred				$ 1,016
Cash				816
Deferred consideration				$ 200
Number of installments | installment				2
Tax deductible goodwill								837
Weighted average useful life				10 years
Dave Acquisition
Business Acquisition [Line Items]
Total consideration transferred			$ 2,750
Cash			2,000
Deferred consideration			$ 750
Number of installments | installment			3
Tax deductible goodwill								2,645
Yang Acquisition
Business Acquisition [Line Items]
Total consideration transferred		$ 7,115
Cash		4,615
Deferred consideration		$ 2,500
Number of installments | installment		2
Tax deductible goodwill								$ 6,913
Weighted average useful life		10 years
Manuel Zevallos, MD
Business Acquisition [Line Items]
Cash									100
Deferred consideration									$ 50